Stockholders' Equity (Details) (USD $)	3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				12 Months Ended									3 Months Ended
	Jun. 28, 2013	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011	Jun. 29, 2012	Dec. 31, 2010 Common Stock [Member]	Mar. 29, 2013 Common Class A [Member] December 2010 Share Repurchase Program [Member]	Mar. 30, 2012 Common Class A [Member] December 2010 Share Repurchase Program [Member]	Apr. 01, 2011 Common Class A [Member] December 2010 Share Repurchase Program [Member]	Dec. 31, 2010 Common Class A [Member] December 2010 Share Repurchase Program [Member]	Mar. 29, 2013 Common Class A [Member] December 2010 Share Repurchase Program [Member] Accrued Liabilities [Member]	Mar. 29, 2013 Common Class A [Member] Shares Repurchased From Employees Related To Stock Option Plans [Member]	Mar. 30, 2012 Common Class A [Member] Shares Repurchased From Employees Related To Stock Option Plans [Member]	Mar. 29, 2013 Accumulated Translation Adjustment [Member]	Mar. 30, 2012 Accumulated Translation Adjustment [Member]	Apr. 01, 2011 Accumulated Translation Adjustment [Member]	Mar. 29, 2013 Accumulated Defined Benefit Plans Adjustment [Member]	Mar. 30, 2012 Accumulated Defined Benefit Plans Adjustment [Member]	Apr. 01, 2011 Accumulated Defined Benefit Plans Adjustment [Member]	Jun. 28, 2013 Open Market Purchases [Member] Common Stock [Member]	Jun. 29, 2012 Open Market Purchases [Member] Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Authorized Amount						$ 1,000,000,000
Stock Repurchase Program [Abstract]
Share repurchase program										1,000,000,000
Repurchased shares (in shares)							6,707,652	0	1,353,000
Aggregate consideration		305,000,000		65,000,000			305,000,000		65,000,000		22,000,000
Weighted average price (in dollars per share)							$ 45.47		$ 48.01
Treasury Stock Transactions [Abstract]
shares of its common stock in lieu of cash in connection with exercise of stock options												91,921	21,755
shares in lieu of cash in connection with the tax withholdings associated with the release of common stock upon vesting of restricted stock and restricted stock units												209,056	104,117
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at March 30, 2012	(1,354,000,000)	(1,093,000,000)	(690,000,000)	(1,052,000,000)	(1,207,000,000)									160,000,000	284,000,000	23,000,000	(1,253,000,000)	(974,000,000)	(1,075,000,000)
Current-period other comprehensive loss income, net of taxes and non-controlling interests		(261,000,000)	(403,000,000)	362,000,000										(83,000,000)	(124,000,000)	261,000,000	(178,000,000)	(279,000,000)	101,000,000
Balance at March 29, 2013	(1,424,000,000)	(1,354,000,000)	(1,093,000,000)	(690,000,000)	(1,207,000,000)									77,000,000	160,000,000	284,000,000	(1,431,000,000)	(1,253,000,000)	(974,000,000)
Stock Repurchased During Period, Shares																				2,829,113	0
Stock Repurchased During Period, Value	$ 127,000,000																			$ 127,000,000
weighted average price	$ 44.78